Stock-based Compensation (Details Narrative) - USD ($)			1 Months Ended						9 Months Ended			12 Months Ended
	Jan. 17, 2024	Feb. 28, 2023	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Feb. 28, 2025	Jan. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance									10,282,216			11,811,944		13,978,590
Contractual term									10 years			10 years
Stock-based compensation expense									$ 176,000.0		$ 976,000.0	$ 828,300		$ 1,331,900
Stock-based compensation expense not yet recognized									$ 493,000.0			$ 715,500
Weighted-average period									2 years 1 month 28 days			2 years 8 months 19 days
Total intrinsic value of options exercised									$ 6,036,400			$ 10,674,500
Grant-date fair value per option											$ 2.80	$ 2.80		$ 0.41
Stock option outstanding									1,053,849			2,583,577		4,795,223	[1]
Face amount												$ 5,000.0		$ 948,000
Share price								$ 4.352								$ 0.44	$ 2.235
Risk-free interest rate										[2]				3.99%
Expected term											5 years 9 months 14 days	5 years 9 months 14 days		4 years 7 days
Volatility										[2]	66.90%	66.90%		73.28%
Dividend yield										[2]	0.00%	0.00%		0.00%
Repurchased shares of common stock								667,000
Repurchased shares of common stock, value								$ 2,902,700
Shares remain subject to vesting								7,917
Settlement of deposit liability								$ 3,640
Debt forgiveness											$ 601,100
Exercise of stock options, shares									10,292			2,485,854	[3]	2,470,000
Issuance of common stock upon cashless exercise, shares	1,000,000
Stock-based compensation expense recognized									$ 176,000		976,000	$ 1,067,000		$ 2,154,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise of stock options, shares			1,133,537									26,146
Exercise price option			1,133,537						120,412
Issuance of common stock upon cashless exercise, shares			1,013,125	7,500		7,500	7,500		1,133,537
2023 Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense											9,200	$ 11,700		$ 822,300
Grant-date fair value per option									$ 0.35			$ 0.35
Bearing interest percentage		3.82%
Face amount		$ 1,136,200
Maturity date		February 2030
Share price									0.58			0.58
Exercise price									$ 0.46			$ 0.46
Risk-free interest rate									4.02%			4.02%
Expected term									3 years 6 months			3 years 6 months
Volatility									75.00%			75.00%
Dividend yield									0.00%			0.00%
Repurchased shares of common stock								667,000
Repurchased shares of common stock, value								$ 2,902,700
2023 Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense recognized												$ 227,200
Repayments of promissory note								$ 902,700
Debt forgiveness					$ 262,200
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance									1,053,849			2,583,577	[4],[5]	4,795,223	[6]
Total intrinsic value of options exercised												$ 10,647,500		$ 0
Exercise of stock options, shares									1,133,537,000			10,292,000		2,470,000,000
February Options Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant-date fair value per option									$ 0.33			$ 0.33
Stock option outstanding		2,470,000
Stock-based compensation expense recognized											$ 31,000	$ 41,400		$ 776,500
Stock-based compensation expense recognized
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									2 years			2 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period									4 years			4 years
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock were authorized for issuance		4,951,530
Common stock were available for future grant									1,498,650			1,112,751
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		595,000												5,546,530

[1]	The number of options outstanding includes 2,470,000 stock options that were legally exercised in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions”.
[2]	There were no stock options granted during the nine months ended September 30, 2025.
[3]	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions
[4]	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 16 – Stock-based Compensation”).
[5]	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 13 – Stock-based Compensation”).
[6]	Includes 2,470,000 stock options as of December 31, 2023 that were early exercised in exchange for non-recourse promissory notes (Refer to “Note 16 – Stock-based Compensation”).